Goldman Sachs Nasdaq-100 Premium Income ETF Investment Strategy - Goldman Sachs Nasdaq-100 Premium Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in investments in companies that are included in the Fund’s benchmark, the Nasdaq 100 (Total Return, USD, Unhedged). These investments may include equity securities such as common stock, preferred stock, warrants and other rights to acquire stock, options, and derivatives on equity instruments that generate premium income for the Fund. The Fund seeks to achieve its objective by investing primarily in a portfolio of stocks comprised significantly of those included in the Fund’s benchmark and selling call options with exposure to the benchmark. The Fund will generally seek to maintain style, capitalization and industry characteristics similar to its benchmark. The equity portion of the Fund’s portfolio will generally be invested in the benchmark components in approximately the same weighting that such components have within the benchmark at the applicable time. However, under various circumstances, including when balancing investment and tax considerations, the Fund may not invest in all of the securities in the benchmark in the approximate benchmark weight. The Fund may also invest in pooled investment vehicles, including exchange-traded funds (“ETFs”) and unit investment trusts (“UITs”) for cash management purposes. The Fund is managed in a way that seeks, under normal circumstances, to provide monthly distributions at a relatively stable rate with performance that captures the majority of the returns (and risk) associated with the benchmark. The Fund’s investment strategy may cause a significant portion of the distributions to shareholders to be treated as a return of capital. Additional sources of distributions may include but are not limited to income received from investments that provide exposure to equity securities of companies that pay dividends. No guarantee can be made regarding the tax characterization of the distributions. To generate income, the Fund employs a dynamic options “overwrite” strategy whereby the Fund sells (writes) call options on a varying percentage of the market value of the equity investments in the Fund’s portfolio (the “Option Strategy”). The Fund expects that, under normal circumstances, the overwrite level (i.e., the ratio of the notional value of call options sold by the Fund to the market value of the equity investments in the Fund’s portfolio) will be between 25% and 75% of the value of the equity investments in the Fund’s portfolio. The Fund generally expects to sell call options on underliers that provide economic exposure to the Fund’s benchmark, such as an ETF that tracks an index, and not on securities of issuers included in such index and held by the Fund. The Fund is an actively managed ETF, which is a fund that trades like other publicly-traded securities. The Fund is not an index fund and does not seek to replicate the performance of a specified index. The Fund may invest in FLexible EXchange® Options (“FLEX Options”), other types of listed options and over-the-counter (“OTC”) options. FLEX Options are customized exchange-traded option contracts available through the Chicago Board Option Exchange. Through FLEX Options, the Fund could customize key contract terms such as exercise prices and expiration dates.During periods in which the equity markets are generally unchanged or falling, or in a modestly rising market where the income from premiums exceeds the aggregate appreciation of the underlying index over its exercise price, a portfolio receiving premiums from its call option writing strategy may outperform the same portfolio without such an options strategy. However, in rising markets where the aggregate appreciation of the underlying index over its exercise price exceeds the income from premiums, a portfolio with a call writing strategy could underperform the same portfolio without the options. Additionally, the Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover. The Fund will rebalance the portion of its portfolio that invests in companies included in the Fund’s benchmark index in accordance with the rebalance schedule of that index. The Fund concentrates its investments (i.e., holds more than 25% of its total assets) in securities of issuers in the information technology industries. THE FUND IS NON-DIVERSIFIED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “INVESTMENT COMPANY ACT”), AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED FUNDS.